Subsequent events (Details Narrative) - Subsequent Event - USD ($) $ in Thousands		1 Months Ended
	Jul. 11, 2023	Jul. 31, 2023	Jul. 10, 2023
Private Placement
Subsequent Event [Line Items]
Private placement, value	$ 20,000
Proceeds from issuance of private placement		$ 10,000
Private placement, description of transaction		the Company issued to the Investors (i) 4% Senior Original Issue Discount Convertible Notes due 2025 in an aggregate principal amount of USD 10 million, convertible into SEALSQ’s ordinary shares, and (ii) warrants with a 5-year maturity. The Senior Original Issue Discount Convertible bears a 4% per annum interest rate.
Capital shares reserved for future issuance		8,000,000
Shareholder
Subsequent Event [Line Items]
Shares issued			8,184